Fair Value Measurements (Carrying Value And Fair Value Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including amounts due within one year	$ 43,981	$ 46,045
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including amounts due within one year	43,981	46,045
Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including amounts due within one year, Fair Value	$ 50,664	$ 53,043